Share-based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
(17)	SHARE-BASED COMPENSATION
2008 Share incentive plan
On January 7, 2008, the Company adopted a share incentive plan (the “2008 Plan”), pursuant to which the Company is authorized to issue options and other share-based awards to officers, employees, directors and consultants of the Group to purchase up to 336,307 of its common shares, plus, unless the board of directors determines a lesser amount, an annual increase on January 1 of each calendar year beginning in 2009 equal to the lesser of 1) one percent of the number of shares issued and outstanding on December 31 of the immediately preceding calendar year, and 2) 336,307 shares (the “replenish terms”). The 2008 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2008 Plan). On December 30, 2016, the Company amended the 2008 Plan to increase the number of Common Shares of the Company reserved for issuance to 5,726,763 shares and extend the plan together with the replenish terms for ten years from December 30, 2016 (the “Amendment and Restatement of 2008 Plan”). On October 26, 2018, the Company amended and restated the Amendment and Restatement of 2008 Plan to increase the number of Common Shares the Company reserved for issuance to 6,965,846 shares, extend its terms to last till October 25, 2028 and change the number of common shares automatically added to the option pool on each calendar year during its term to an amount equal to the lesser of (i) one percent of the total number of common shares issued and outstanding on December 31 of the immediately preceding calendar year, or (ii) such number of common shares as may be established by the board of directors (the “Second Amendment and Restatement of 2008 Plan”). As of December 31, 2022, 9,301,934 shares were reserved for issuance under the Second Amendment and Restatement of 2008 Plan.

Under the 2008 Plan (including the original and both versions of the Amendment and Restatement), share options are generally granted wit
h 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the option grant. Share options are granted at an exercise price equal to or as an average over a certain number of trading days of the fair market value of the Company’s share at the date of grant and expire 10 years from the grant date, unless a shorter or longer expiration period is specified.
Under the 2008 Plan (including the original and both versions of the Amendment and Restatement), non-vested
shares are generally granted with a graded vesting as to 25% at the end of each year from the grant date over 4 years, or with certain percentage vesting on the grant date or first anniversary of the grant date and the remaining portion vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the grant.
For the graded vesting share options and
non-vested
shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards.
In January 2017, 2,700,000
non-vested
shares were granted to employees and officers with a graded vesting as to 25% at the end of each year from the grant date over 4 years and 900,000 share options were granted to Company’s employees and officers, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vesting evenly over the following 36 months. The exercise price of these options is USD 1.705 per common share.
In August 2017, 50,000 share options were granted to an employee, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vesting evenly over the following 36 months. The exercise price of these options is USD 2.35 per common share.
In July 2018, 129,168 share options and 1,262,250
non-vested
shares were cancelled in connection with the ATA Online Sale Transaction. RMB 6,753,771 compensation costs were accelerated and recognized for the year ended December 31, 2018.
In November 2018, 1,772,584 share options, including 1,215,114 vested share options and 557,470 non-vested
share options were cancelled in accordance with the board of directors’ resolutions. RM
B 877,321 of compensation costs were accelerated and recognized for the year ended December 31, 2018.
In November 2018, 1,452,600 share options were issued to certain employees and officers with 4 years’ service condition and annual performance targets for the year 2018, 2019, 2020 and 2021, among which 363,150 share options were granted in November 2018 and the remaining portion will be granted when the employee knows the specific performance target. As the performance condition for the year 2018 was not achieved, no compensation cost was recognized for these share options. In addition, 690,000 share options were granted to employees and officers, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months. The exercise price of these options is USD 0.578 per common share. In addition, 800,000 non-vested
shares were granted to directors, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months.
In December 2018, 1,772,584 shares were granted to employees and officers, among which 1,412,336 shares vested immediately on the grant date and the remaining shares vested for a period from January 1, 2019 to September 1, 2021.
In January and March 2019, 50,000 and 20,000 share options were granted to employees and officers, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months. The exercise prices of these two tranches options are USD 0.4868 and USD 0.532 per common share respectively.
In 2019, 1,698,790 share options with exercise price at USD 1.2611 per common share were issued to certain officer with service condition and specific performance target, among which 424,698 share options (the “First Tranche”) were granted on March 25, 2020 and vested on April 1, 2022; 424,698 share options (the “Second Tranche”) were granted on March 25, 2022 and vested on April 1, 2023. The remaining has not been granted since the performance condition target has not yet been approved.
In November 2020, 842,000 share options with exercise price at USD 0.5697 per common share were issued to certain employees with service condition and specific performance target, among which 181,750 share options (the “First
Tranche-A”)
and 173,002 share options (the “Second
Tranche-A”)
were granted on April 15, 2021 and April 15, 2022, respectively. The remaining portion will be granted when the specific performance target is established and there is mutual understanding of the terms of the award. 46,050 share options among the First
Tranche-A
has met the performance condition set forth in the grant agreements and vested on June 30, 2022. 57,250 share options among the Second
Tranche-A
has met the performance condition set forth in the grant agreements and has vested on April 1, 2023.

In November 2020, 310,000 restricted shares were issued to certain employees with service condition and specific performance target, among which 77,500 shares (the “First
Tranche-B”)
and 77,500 shares (the “Second
Tranche-B”)
were granted on April 15, 2021 and April 15, 2022, respectively. The remaining portion will be granted when the specific performance target is established and there is mutual understanding of the terms of the award. 16,000 shares among the First
Tranche-B
has met the performance condition set forth in the grant agreements vested on June 30, 2022 and 24,750 shares among the Second
Tranche-B
has met the performance condition set forth in the grant agreements and vested on April 1, 2023.
In February 2022, 200,000 share options with exercise price at USD 0.79 per common share were granted to certain officer with service condition, with one fourth of the total number vesting on each of the first, second, third and fourth anniversary date of the grant date.
273,000 restricted shares were granted to an employee with service condition on October 27, 2022, among which 40% of the shares shall vest on October 27, 2023, 40% on October 27, 2024 and the remaining on October 27, 2025.
Other than the restricted shares issued in November 2020 and October 2022, the restricted shares were awarded with non-forfeitable dividend rights before vesting.
A summary of the share options activities for years ended December 31, 2020, 2021 and 2022:

		Weighted	Weighted	Aggregate
		average	remaining	Intrinsic
	Number of	exercise	contractual	Value
	shares	USD	years	USD
Outstanding as of December 31, 2019	402,500	0.75
Granted	424,698	1.26
Exercised	—	—
Forfeited	—	—
Cancelled	—	—
Expired	—	—

Outstanding as of December 31, 2020	827,198	1.01
Granted	181,750	0.57
Exercised	(62,416)	0.58
Forfeited	(135,700)	0.57
Cancelled	—	—
Expired	—	—

Outstanding as of December 31, 2021	810,832	1.02
Granted	797,700	0.99
Exercised	(53,538)	0.58
Forfeited	(178,252)	0.97
Cancelled	—	—
Expired	—	—

Outstanding as of December 31, 2022	1,376,742	1.03

Vested and expected to vest as of December 31, 2022	1,376,742	1.03	6.95	20,819

Exercisable as of December 31, 2022	693,544	0.99	6.46	16,855

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2022, was determined based on the closing price of the Company’s common shares on December 31, 2022.

Information relating to options outstanding and exercisable as of December 31, 2022 is as follows:

Options outstanding as of December 31, 2022			Options exercisable as of December 31, 2022
Number of Shares	Exercise Price per Share	Remaining Contractual Life	Number of Shares	Exercise Price per Share	Remaining Contractual Life
	USD	Years		USD	Years
208,496	0.58	5.85	208,496	0.58	5.85
16,800	0.53	6.21	15,550	0.53	6.21
849,396	1.26	6.60	424,698	1.26	6.60
102,050	0.57	8.01	44,800	0.57	8.01
200,000	0.79	9.11

1,376,742	1.03	6.95	693,544	0.99	6.46

The Company calculated the fair value of the share options on the grant date, for the years ended December 31, 2020, 2021 and 2022, using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Year Ended December 31,
	2020	2021	2022
Expected dividend yield	0%	0%	0%
Expected volatility	57%	70%	67%
Expected term	6.04	5.40	4.17/4.79/6.25
Risk-free interest rate (per annum)	0.67%	0.90%	2.08%/2.78%/1.84%
The expected volatility was based on the historical volatilities of the Company. The expected term was related to the period of time the options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the United States treasury yield curve in effect at the time of grant.
Compensation
expense
recognized for share options for the year ended December 31, 2020, 2021 and 2022 is allocated to the following expense items:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	—	62,224	59,874
Research and development	—	6,944	4,785
Sales and marketing	—	6,806	35,546
General and administrative	316,815	476,435	935,582

Total share-based compensation expense	316,815	552,409	1,035,787

The weighted-average grant-date fair value of share options granted in 2020, 2021 and 2022 were USD 0.13, USD 1.20 and USD 0.31, respectively. The total intrinsic value of share options exercised by the Group’s employees during the years ended December 31, 2020, 2021 and 2022 were nil, USD 58,268 and USD 29,532, respectively.
As of December 31, 2022, RMB
540,610 of total unrecognized compensation expense related to non-vested
share options is expected to be recognized over a weighted average period of approximately 2.14 years.

Non-vested
shares
A summary of the
non-vested
shares activities for the year ended December 31, 2020, 2021 and 2022 is presented below:

	Number of shares	Weighted average grant date fair value
		USD
Outstanding at December 31, 2019	1,102,136	0.933
Granted	—	—
Vested	(484,678)	1.043
Forfeited	(14,370)	0.907
Cancelled	—	—

Outstanding at December 31, 2020	603,088	0.955
Granted	77,500	1.545
Vested	(419,752)	1.112
Forfeited	(61,500)	1.545
Cancelled	—	—

Outstanding at December 31, 2021	199,336	0.671
Granted	350,500	0.841
Vested	(199,336)	0.671
Forfeited	(52,750)	0.615
Cancelled	—	—

Outstanding at December 31, 2022	297,750	0.881

The total fair value of shares vested during the years ended December 31, 2020, 2021 and 2022 was USD318,038, USD422,516 and USD150,982 respectively.
Upon vesting of the
non-vested
shares, the Company withholds shares issued to the employees to meet the relevant minimum tax withholding requirements. For the years ended December 31, 2020, 2021 and 2022, the Company withheld 12,292, 13,464 and 6,148 vested shares upon vesting of the non-vested
shares to satisfy the minimum tax withholding obligation. Compensation expense recognized for non-vested
shares for the years ended December 31, 2020, 2021 and 2022 is allocated to the following expense items:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	—	27,806	29,057
Research and development	74,861	3,692	—
Sales and marketing	—	11,741	40,655
General and administrative	1,385,107	444,324	354,256

Total share-based compensation expense	1,459,968	487,563	423,968

As of December 31, 2022, RMB 1,557,174 of total unrecognized compensation expense related to non-vested
shares is expected to be recognized over a weighted averag
e per
iod of approximately 2.78
years.